CVC - EQUITY AND LONG-TERM INCENTIVE PLANS, Stock Option Award Activity (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Stock Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at beginning of period, weighted average exercise price per share (in dollars per share)	$ 19.48
Granted, weighted average exercise price per share (in dollars per share)	21.22
Balance at end of period, weighted average exercise price per share (in dollars per share)	19.54		$ 19.48
Options exercisable at end of period, weighted average exercise price per share (in dollars per share)	$ 0.00
Stock Options Outstanding, Additional Disclosures [Abstract]
Weighted average remaining contractual term (in years)	9 years 11 months 1 day		9 years 11 months 19 days
Balance at beginning of period, aggregate intrinsic value	$ 8,944,000
Balance at end of period, aggregate intrinsic value	$ (5,615,000)		$ 8,944,000
Cablevision Systems Corporation And Subsidiaries
Stock Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at beginning of period, weighted average exercise price per share (in dollars per share)		$ 15.28		$ 14.41
Granted, weighted average exercise price per share (in dollars per share)				19.17
Exercised, weighted average exercise price per share (in dollars per share)				12.84
Balance at end of period, weighted average exercise price per share (in dollars per share)				$ 15.28	$ 14.41
Options exercisable at end of period, weighted average exercise price per share (in dollars per share)		13.97
Options expected to vest in the future, weighted average exercise price per share (in dollars per share)		$ 15.45
Stock Options Outstanding, Additional Disclosures [Abstract]
Weighted average remaining contractual term (in years)				6 years 9 months 18 days	7 years 2 months 1 day
Balance at beginning of period, aggregate intrinsic value		$ 221,900		$ 79,347
Balance at end of period, aggregate intrinsic value				$ 221,900	$ 79,347
Cablevision Systems Corporation And Subsidiaries | Time Vesting Options
Stock Options Outstanding [Roll Forward]
Balance at beginning of period (in shares)		6,744,000		5,097,666
Granted (in shares)				2,000,000
Exercised (in shares)		(744,000)		(353,666)
Balance at end of period (in shares)		6,000,000		6,744,000	5,097,666
Cablevision Systems Corporation And Subsidiaries | Performance Based Vesting Options
Stock Options Outstanding [Roll Forward]
Balance at beginning of period (in shares)		6,609,217		7,633,500
Exercised (in shares)		(728,517)		(1,024,283)
Balance at end of period (in shares)		5,880,700		6,609,217	7,633,500